RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2019	August 31, 2018	August 31, 2017
Salaries	$927	$963	$1,093
Directors fees	171	184	235
Share-based payments - management	393	13	396
Share-based payments - directors	155	12	504
Total	$1,646	$1,172	$2,228